Acquisitions - Summary of Purchase Price Calculation (Parenthetical) (Detail) (MidSouth Bank [Member], USD $)	Jul. 01, 2014
Series 2009-A Stock Warrants [Member]
Business Acquisition [Line Items]
Stock warrants strike price	$ 3.25
Series 2011-A Stock Warrants [Member]
Business Acquisition [Line Items]
Stock warrants strike price	$ 3.68